Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenue	$ 1,251,259	$ 563,726	$ 754
Total revenue	1,251,259	563,726	754
Cost of revenue	1,263,000	325,304	976
Total cost of revenue	1,263,000	325,304	976
Gross profit	(11,741)	238,422	(222)
Operating expenses:
Selling expense	49,583		22
General and administrative expense	1,769,395	1,745,247	3,145,280
Stock-based compensation expense			3,040,000
Impairment of goodwill		325,832
Total operating expenses	1,818,978	2,071,079	6,185,302
Loss from operations	(1,830,719)	(1,832,657)	(6,185,524)
Interest income (expense)	112,085	(68,858)	(14,276)
Other income (expense)	(6,711,077)	(2,844,939)	461,461
Gain (loss) on disposal of subsidiaries	(590,528)
Investment income (loss), net	10,801,316	6,671,948	(2,644,576)
Total other income (expenses)	3,611,796	3,758,151	(2,197,391)
Income (loss) before income tax provision	1,781,077	1,925,494	(8,382,915)
Income tax provision		(182)
Net income (loss) from continuing operations	1,781,077	1,925,312	(8,382,915)
Net income (loss) from discontinued operations		575,249	(15,248,601)
Net income (loss)	1,781,077	2,500,561	(23,631,516)
Less: Net income (loss) attributable to non-controlling interest	(18,434)	(183,961)	(5,344)
Net income (loss) attributable to TDH Holdings, Inc.	1,799,511	2,684,522	(23,626,172)
Comprehensive income (loss)
Net income (loss)	1,781,077	2,500,561	(23,631,516)
Foreign currency translation adjustment	22,964	(718)	(523,315)
Total comprehensive income (loss)	1,804,041	2,499,843	(24,154,831)
Less: Comprehensive income (loss) attributable to non-controlling interest	(18,434)	(333,106)	(5,344)
Comprehensive income (loss) attributable to TDH Holdings, Inc.	$ 1,822,475	$ 2,832,949	$ (24,149,487)
Earnings (loss) per common share attributable to TDH Holdings, Inc.
Basic (in Dollars per share)	$ 0.17	$ 0.26	$ (2.29)
Diluted (in Dollars per share)	$ 0.17	$ 0.26	$ (2.29)
Weighted average common shares outstanding
Basic (in Shares)	10,323,268	10,323,268	10,323,268
Diluted (in Shares)	10,323,268	10,323,268	10,323,268
Tiandihui
Operating expenses:
Net income (loss) from discontinued operations			$ (15,095,547)
Bo Lings and Far Lings
Operating expenses:
Net income (loss) from discontinued operations		$ 575,249	$ (153,054)